Fair Value Measurements - Fair Value of Financial Assets and Financial Liabilities (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets:
Investments		$ 71
Fair Value, Inputs, Level 1 [Member]
Assets:
Investments		4
Fair Value, Inputs, Level 2 [Member]
Assets:
Investments		67
Fair Value, Inputs, Level 3 [Member]
Assets:
Investments		0
Equity Securities [Member]
Assets:
Investments		4
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Investments		4
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Investments		0
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Investments		0
US Treasury and Government [Member]
Assets:
Investments	$ 47	67
US Treasury and Government [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Investments	0	0
US Treasury and Government [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Investments	47	67
US Treasury and Government [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Investments	$ 0	$ 0